UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments.

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund	May 31, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 100.35%
Corporate-Backed Revenue Bonds – 3.84%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	2,700,000	$2,702,673
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,741,845
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	2,055,000	2,063,816
		6,508,334
Education Revenue Bonds – 15.40%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy) Series A 7.00% 8/1/38	500,000	521,370
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,259,434
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	262,710
Series A 5.00% 7/1/45	230,000	237,673
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/43	500,000	535,165
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	1,000,000	1,066,380
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy)
Series A 5.75% 8/1/44	455,000	499,017
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	175,944
Series A 5.00% 7/1/44	495,000	520,928
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	800,000	820,432
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,543,140
(Carleton College) Series 7-D 5.00% 3/1/40	1,055,000	1,168,465
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	1,014,320
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	263,063
4.00% 5/1/25	200,000	207,474
4.00% 5/1/26	100,000	102,642
(St. Catherine University)
Series 7-Q 5.00% 10/1/25	325,000	361,855
Series 7-Q 5.00% 10/1/26	280,000	307,723
(St. John’s University) Series 6-U 4.75% 10/1/33	825,000	897,138

NQ- 313 [5/15] 7/15 (14744)     1

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
Series 6-O 4.50% 10/1/32	1,000,000	$1,039,020
Series 6-O 5.00% 10/1/22	1,000,000	1,060,440
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	803,303
(University of St. Thomas)
Series 6-I 5.00% 4/1/23	1,500,000	1,557,105
Series 7-A 5.00% 10/1/39	1,000,000	1,105,800
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,475,000	1,501,137
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	1,750,000	1,676,973
(Nova Classical Academy) Series A 6.625% 9/1/42	1,500,000	1,707,225
St. Paul Housing & Redevelopment Authority
Lease Revenue
(St. Paul Conservatory for Performing Artists) Series A
4.625% 3/1/43	1,000,000	1,018,540
University of Minnesota
Series A 5.125% 4/1/34	1,000,000	1,125,260
Series A 5.25% 12/1/28	1,500,000	1,766,985
		26,126,661
Electric Revenue Bonds – 6.63%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
5.00% 1/1/42	1,500,000	1,635,945
Chaska Electric Revenue
(Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,016,710
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	574,084
Series A 5.00% 12/1/26	360,000	412,423
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	192,796
Series A 5.00% 10/1/28	500,000	580,130
Northern Municipal Power Agency Electric System
Revenue
5.00% 1/1/18 (ASSURED GTY)	1,000,000	1,098,990
Series A 5.00% 1/1/24	335,000	394,332
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30	500,000	577,255
Series A 5.00% 1/1/33	1,750,000	1,998,990
Series A 5.00% 1/1/34	450,000	512,208

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/40	2,000,000	$2,254,020
		11,247,883
Healthcare Revenue Bonds – 43.79%
Aitkin Health Care Facilities Revenue
(Riverwood Health Care Center) 5.50% 2/1/24	700,000	708,463
Anoka Health Care Facilities Revenue
(Homestead Anoka Project) Series A 7.00% 11/1/46	1,650,000	1,774,987
Anoka Healthcare & Housing Facilities Revenue
(Homestead at Anoka Inc) 5.125% 11/1/49	400,000	403,044
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	1,078,610
Apple Valley Economic Development Authority
Health Care Revenue
(Augustana Home St. Paul Project)
Series A 5.80% 1/1/30	1,000,000	1,006,380
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,000,000	2,007,200
Cloquet Housing Facilities
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	859,257
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	200,000	202,574
Series A 5.00% 4/1/40	190,000	192,198
Series A 5.00% 4/1/48	185,000	185,873
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	830,107
6.00% 6/15/39	1,000,000	1,111,980
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/31	185,000	187,259
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	750,000	776,715
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	450,000	452,839
Mahtomedi Senior Housing Revenue
(St. Andrew’s Village Project) 5.75% 12/1/40	1,000,000	1,005,730
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,319,614

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Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/37	1,000,000	$1,048,390
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	2,000,000	2,322,420
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	289,495
Series D 5.00% 11/15/34 (AMBAC)	3,000,000	3,030,120
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter) 5.375% 11/1/50	1,700,000	1,707,531
Minnesota Agricultural & Economic Development Board
Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,000,000	1,001,050
Moorhead Economic Development Authority Multifamily
Housing Revenue
(Eventide Lutheran Home Project) Series A
5.15% 6/1/29	550,000	550,341
Northfield Hospital & Skilled Nursing Revenue
5.375% 11/1/31	1,000,000	1,044,050
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,650,150
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	516,310
Rochester Health Care & Housing Revenue
(Samaritan Bethany)
Series A 6.875% 12/1/29	1,000,000	1,113,760
Series A 7.375% 12/1/41	375,000	420,390
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	188,807
Series A 6.875% 12/1/48	800,000	902,312
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	1,790,000	1,834,822
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	406,767
5.00% 7/1/27	245,000	279,863
5.00% 7/1/28	225,000	255,029
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/22	1,080,000	1,189,220
Series A 6.25% 9/1/36	925,000	947,579
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	829,595

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	$132,772
5.00% 9/1/34	105,000	116,087
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,641,240
Series A 5.125% 5/1/30	3,125,000	3,447,781
Series B 5.00% 5/1/23	2,000,000	2,375,520
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39	4,005,000	4,546,196
Series C 5.50% 7/1/23	1,000,000	1,113,710
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Series A
5.00% 11/15/18 (NATL-RE)	1,900,000	2,090,114
(Health Partners Obligation Group Project)
5.00% 7/1/32	400,000	444,328
5.00% 7/1/33	1,540,000	1,705,196
5.25% 5/15/36	1,000,000	1,035,700
Series A 4.00% 7/1/35	500,000	494,200
St. Paul Housing & Redevelopment Authority Hospital
Revenue
(Health East Project)
6.00% 11/15/25	1,000,000	1,020,640
6.00% 11/15/30	1,000,000	1,020,690
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	770,000	804,788
(Senior Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,750,864
Series A 5.15% 11/1/42	775,000	794,065
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	1,002,560
Stillwater Health Care Revenue
(Health System Obligation Group)
5.00% 6/1/25	2,000,000	2,000,520
5.00% 6/1/35	1,000,000	1,000,260
Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28 @	1,825,000	1,825,493

NQ- 313 [5/15] 7/15 (14744)     5

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	$1,551,375
Washington County Housing & Redevelopment Authority
Healthcare & Housing Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,000,000	1,025,150
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	260,000	280,543
Series A 5.75% 11/1/39	590,000	638,451
Series A 6.00% 5/1/47	920,000	1,002,138
Winona Health Care Facilities Revenue
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,539,915
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.25% 12/1/49	1,250,000	1,286,300
		74,317,427
Housing Revenue Bonds – 5.33%
Minneapolis Multifamily Housing Revenue
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	800,000	800,560
Minneapolis-St. Paul Housing Finance Board
Mortgage-Backed Securities Program
(City Living Project) Series A-2
5.00% 12/1/38 (GNMA) (FNMA) (AMT)	80,619	80,720
Minnesota Housing Finance Agency
(Rental Housing) Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,267,469
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	650,000	650,403
Series I 4.85% 7/1/38 (AMT)	825,000	829,843
Series L 5.10% 7/1/38 (AMT)	1,105,000	1,137,067
Series M 4.875% 7/1/37 (AMT)	1,760,000	1,768,043
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Selby Grotto Housing Project)
5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	750,683
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	752,670
		9,037,458
Lease Revenue Bonds – 3.88%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,972,233
Series A 5.00% 6/1/43	1,000,000	1,112,050
Series B 4.00% 3/1/26	375,000	405,116

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Minnesota General Fund Revenue Appropriations
Series B 5.00% 3/1/21	250,000	$294,033
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/29	2,660,000	2,795,394
		6,578,826
Local General Obligation Bonds – 9.48%
Chaska Independent School District No. 112
(School Building) Series A 4.50% 2/1/28 (NATL-RE)	1,000,000	1,056,410
Foley Independent School District No. 51
(School Building) Series A 5.00% 2/1/21	1,105,000	1,140,006
Hennepin County
Series B 5.00% 12/1/23	1,300,000	1,600,105
Mahtomedi Independent School District No 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,183,840
Series A 5.00% 2/1/29	1,000,000	1,174,130
Series A 5.00% 2/1/30	445,000	520,445
Series A 5.00% 2/1/31	1,000,000	1,164,050
Metropolitan Council Waste Water Treatment
Series C 5.00% 3/1/28	1,000,000	1,035,070
Minneapolis Various Purposes
4.00% 12/1/23	1,500,000	1,576,560
South Washington County Independent School
District No. 833
(School Building) Series A 4.75% 2/1/27	1,500,000	1,622,295
Staples United Hospital District Health Care Facilities
(Todd Morrison ETC Hospital-Lakewood)
5.00% 12/1/21	610,000	612,269
5.125% 12/1/24	205,000	205,728
5.25% 12/1/26	1,540,000	1,545,344
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,500,000	1,656,180
		16,092,432
Pre-Refunded Bonds – 1.74%
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services) 5.00% 9/1/20-16§	1,150,000	1,215,044
Minnesota
Series A 5.00% 10/1/24-21§	15,000	17,957
Owatonna Senior Housing Revenue
(Senior Living Project)
Series A 5.80% 10/1/29-16§	400,000	417,808

NQ- 313 [5/15] 7/15 (14744)     7

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Owatonna Senior Housing Revenue
(Senior Living Project)
Series A 6.00% 4/1/41-16§	1,250,000	$1,307,737
		2,958,546
Special Tax Revenue Bonds – 6.16%
Hennepin County Sales Tax Revenue
(First Lien-Ball Park Project) Series B 5.00% 12/15/24	1,000,000	1,100,040
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/20	1,500,000	1,652,205
Series B 5.00% 12/15/24	1,000,000	1,100,040
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 5.00% 6/1/28 (AMT)	1,170,000	1,200,280
Minneapolis Tax Increment Revenue
4.00% 3/1/27	200,000	199,804
4.00% 3/1/30	260,000	253,890
(Ivy Tower Project) 5.70% 2/1/29 @	765,000	751,130
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	703,528
4.00% 3/1/27	650,000	645,151
Minnesota 911 Revenue
(Public Safety Radio Commission System Project)
5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,103,880
St. Paul Port Authority
(Limited Tax Brownfields Redevelopment Tax)
Series 2 5.00% 3/1/37	1,000,000	1,059,150
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	691,890
		10,460,988
State General Obligation Bonds – 2.01%
Minnesota
Series A Unrefunded 5.00% 10/1/24	985,000	1,166,841
Minnesota Various Purposes
Series A 5.00% 8/1/32	1,915,000	2,251,944
		3,418,785
Transportation Revenue Bonds – 2.09%
Minneapolis – St. Paul Metropolitan Airports Commission
Revenue
5.00% 1/1/22	1,000,000	1,156,730
Subordinate Series B 5.00% 1/1/29	2,130,000	2,385,621
		3,542,351
Total Municipal Bonds (cost $163,133,889)		170,289,691

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(Unaudited)

	Number of shares	Value (U.S. $)
Short-Term Investment – 0.23%
Money Market Mutual Fund – 0.23%
Minnesota Municipal Cash Trust	388,296	$388,295
Total Short-Term Investment (cost $388,296)		388,295

Total Value of Securities – 100.58%
(cost $163,522,185)		170,677,986

Liabilities Net of Receivables and Other Assets – (0.58%)		(982,807)
Net Assets – 100.00%		$169,695,179

@	Illiquid security. At May 31, 2015, the aggregate value of illiquid securities was $2,576,623, which represents 1.52% of the Fund’s net assets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
FHA – Federal Housing Administration
FNMA – Federal National Mortgage Association collateral
GNMA – Government National Mortgage Association collateral
NATL-RE – Insured by National Public Finance Guarantee Corporation

NQ- 313 [5/15] 7/15 (14744)     9

Notes
Delaware Minnesota High-Yield Municipal Bond Fund	May 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds - Delaware Minnesota High-Yield Municipal Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

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(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2015:

	Level 1	Level 2	Total
Municipal Bonds	$—	$170,289,691	$170,289,691
Short-Term Investment	388,295	—	388,295
Total	$388,295	$170,289,691	$170,677,986

During the period ended May 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2015 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

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Schedule of investments
Delaware National High-Yield Municipal Bond Fund	May 31, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 96.83%
Corporate Revenue Bonds – 22.92%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue
(Environmental Improvement - U.S. Steel Corp. Project)
5.75% 8/1/42 (AMT)	6,520,000	$6,669,634
6.875% 5/1/30	300,000	341,640
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	28,990,000	23,572,349
Series A-2 6.50% 6/1/47	8,405,000	7,372,278
Build NYC Resource, New York
(Pratt Paper Inc. Project) 144A 5.00% 1/1/35 (AMT)#	2,950,000	3,155,025
California Pollution Control Financing Authority Revenue
(Poseidon Resources) 144A 5.00% 7/1/37 (AMT)#	5,000,000	5,312,150
California State Enterprise Development Authority Revenue
(Sunpower Corp.- Recovery Zone Facility) 8.50% 4/1/31	1,000,000	1,152,230
Cloquet, Minnesota Pollution Control Revenue
(Potlatch Corp. Project) 5.90% 10/1/26	3,605,000	3,608,569
Columbus County, North Carolina Industrial Facilities &
Pollution Control Financing
(International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,145,320
Gaston County, North Carolina Industrial Facilities &
Pollution Control Financing Authority
Exempt Facilities (National Gypsum Co. Project)
5.75% 8/1/35 (AMT)	1,510,000	1,510,831
Gloucester County, New Jersey Pollution Control
Financing Authority
(Keystone Urban Renewal) Series A
5.00% 12/1/24 (AMT)	1,430,000	1,606,362
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed Enhanced) Series A 5.00% 6/1/45	2,205,000	2,413,924
(Asset-Backed Senior Notes)
Series A-1 5.125% 6/1/47	5,000,000	3,929,300
Series A-1 5.75% 6/1/47	19,410,000	16,653,974
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	5,000,000	5,210,800
(Special Facilities Continental Airlines) Series A
6.625% 7/15/38 (AMT)	2,000,000	2,328,140
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,219,046
Illinois Railsplitter Tobacco Settlement Authority
5.50% 6/1/23	2,010,000	2,338,052
6.00% 6/1/28	1,455,000	1,719,475
6.25% 6/1/24	2,635,000	2,785,274

NQ- 425 [5/15] 7/15 (14741)     1

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	3,000,000	$3,608,250
Louisiana Public Facilities Authority
(LA Pellets Inc. Project)
144A 7.75% 7/1/39 (AMT)#	4,000,000	4,033,480
Series A 8.375% 7/1/39 (AMT)	3,500,000	3,627,505
Maryland Economic Development Corporation Facilities
Revenue
(CNX Marine Terminals Inc.) 5.75% 9/1/25	5,875,000	6,516,080
Michigan Tobacco Settlement Financing Authority
Revenue Asset-Backed
Series A 6.00% 6/1/48	555,000	466,927
M-S-R Energy Authority, California Gas Revenue
Series A 6.50% 11/1/39	2,500,000	3,289,925
New Jersey Economic Development Authority Special
Facility Revenue
(Continental Airlines Inc. Project)
5.25% 9/15/29 (AMT)	4,000,000	4,364,520
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,425,727
New York City, New York Industrial Development Agency
Special Facilities Revenue
(American Airlines - JFK International Airport)
7.50% 8/1/16 (AMT)	100,000	104,518
7.75% 8/1/31 (AMT)●	1,000,000	1,079,320
(JetBlue Airways Corp. Project) 5.125% 5/15/30 (AMT)	1,000,000	1,002,050
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	10,000,000	11,805,200
(Second Priority - Bank of America Tower) Class 3
6.375% 7/15/49	2,000,000	2,275,180
Nez Perce County, Idaho
(Potlatch Project) 6.00% 10/1/24	1,285,000	1,286,285
Ohio State Water Development Authority
(First Energy Nuclear Generation) Series B
4.00% 12/1/33 ●	5,000,000	5,281,550
Parish of St. John the Baptist, Louisiana
(Marathon Oil) Series A 5.125% 6/1/37	3,700,000	3,901,021
Pennsylvania Economic Development Financing Authority
(National Gypson) 5.50% 11/1/44 (AMT)	4,500,000	4,619,925
Pima County, Arizona Industrial Development Authority
Pollution Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	500,000	552,500

2     NQ- 425 [5/15] 7/15 (14741)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Port of Seattle, Washington Industrial Development
Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	$2,086,120
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	13,015,000	14,541,529
5.25% 12/1/27	2,235,000	2,623,421
5.25% 12/1/28	1,050,000	1,232,784
5.50% 12/1/29	765,000	901,484
Selma Industrial Development Board
(Zilkha Biomass Selma Project) 7.50% 5/1/25 (AMT)	5,705,000	5,669,914
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,815,710
Sweetwater County, Wyoming Solid Waste Disposal
Revenue
(FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	1,020,850
Texas Municipal Gas Acquisition & Supply Corp I
(Senior Lien) Series D 6.25% 12/15/26	4,460,000	5,412,790
Tobacco Settlement Financing Authority Revenue, New
York
(Revenue Asset Backed) Series B 5.00% 6/1/21	3,860,000	4,041,381
Tobacco Settlement Financing Corporation, Louisiana
Asset-Backed Note Series A 5.25% 5/15/35	2,540,000	2,847,797
Tobacco Settlement Financing Corporation, New Jersey
Series 1A 5.00% 6/1/41	18,430,000	14,173,592
TSASC, New York Revenue (Asset-Backed)
Series 1 5.125% 6/1/42	485,000	427,426
Tulsa, Oklahoma Municipal Airport Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,156,460
(American Airlines) 5.00% 6/1/35 (AMT)●	3,000,000	3,262,650
Valparaiso, Indiana
(Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	2,865,000	3,497,277
		218,995,521
Education Revenue Bonds - 15.32%
Arlington, Texas Higher Education Finance
(Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,135,980
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	1,215,000	1,292,796
Buffalo & Erie County, New York Industrial Land
Development Corporation Revenue
(Medaille College Project) 5.25% 4/1/35	1,785,000	1,799,351
Build NYC Resource, New York
5.00% 11/1/39	1,000,000	1,037,370

NQ- 425 [5/15] 7/15 (14741)     3

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Build NYC Resource, New York
5.50% 11/1/44	2,500,000	$2,678,600
California Municipal Finance Authority Revenue
(Julian Charter School Project) Series A 144A
5.625% 3/1/45 #	7,500,000	7,507,650
(Partnership Uplift Community Project) Series A
5.25% 8/1/42	1,700,000	1,780,325
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,313,787
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,826,235
California School Finance Authority
(Alliance College-Ready Pubic Schools)
144A 5.00% 7/1/35 #	1,000,000	1,066,050
144A 5.00% 7/1/45 #	3,000,000	3,175,350
(New Designs Charter School) Series A 5.50% 6/1/42	2,750,000	2,818,997
(View Park Elementary & Middle Schools)
5.875% 10/1/44	1,000,000	1,031,070
6.00% 10/1/49	720,000	746,122
California State University
(Systemwide) Series A 5.00% 11/1/17	4,570,000	5,037,145
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	2,262,611
California Statewide Communities Development Authority
Revenue
(Aspire Public Schools Project) 6.00% 7/1/40	995,000	1,061,307
(California Baptist University Project)
7.50% 11/1/41	1,000,000	1,181,560
Series A 5.50% 11/1/38	2,000,000	2,069,600
Capital Trust Agency, Florida
(River City Education Services Inc. Project)
5.375% 2/1/35	870,000	873,184
5.625% 2/1/45	1,500,000	1,507,095
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue
(CDFI Phase I, LLC Project)
Series A 5.125% 10/1/35	1,000,000	1,003,450
Subordinate Series B 6.00% 10/1/35	1,500,000	1,507,500
Clifton, Texas Higher Education Finance Corporation
Revenue
(Idea Public Schools) 5.75% 8/15/41	1,000,000	1,124,650
(Uplift Education) Series A 6.25% 12/1/45	1,000,000	1,157,400

4     NQ- 425 [5/15] 7/15 (14741)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority
Revenue
(Charter School - Community Leadership Academy)
7.45% 8/1/48	2,000,000	$2,349,240
(Skyview Charter School) 144A 5.375% 7/1/44 #	500,000	528,690
District of Columbia
(KIPP Charter School) 6.00% 7/1/48	1,450,000	1,672,024
(Provident Group - Howard Properties) 5.00% 10/1/35	2,500,000	2,575,350
East Hempfield Township, Pennsylvania Industrial
Development Authority
(Student Services Income - Student Housing Project)
5.00% 7/1/30	1,000,000	1,070,330
Gainesville, Georgia Redevelopment Authority Educational
Facilities Revenue
(Riverside Military Academy Project)
5.125% 3/1/27	2,800,000	2,764,524
5.125% 3/1/37	2,000,000	1,874,040
Hawaii State Department of Budget & Finance
(Hawaii University) Series A 6.875% 7/1/43	2,000,000	2,270,720
Henderson, Nevada Public Improvement Trust
(Touro College & University System) 5.50% 1/1/44	2,000,000	2,195,120
Idaho Housing & Finance Association
Series A 5.00% 6/1/50	1,000,000	972,620
(North Star Charter School)
Series A 6.75% 7/1/48	529,150	511,487
Series B 144A 5.00% 7/1/49 #^	2,888,155	230,764
Illinois Finance Authority Charter School Revenue
(Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,142,170
Illinois Finance Authority Revenue
(Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,113,140
(Rogers Park Montessori)
6.00% 2/1/34	675,000	703,168
6.125% 2/1/45	1,800,000	1,855,332
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project)
6.875% 10/1/43	1,000,000	1,165,650
Indiana State Finance Authority Revenue Educational
Facilities
(Drexel Foundation - Thea Bowman Academy Charter
School) Series A 7.00% 10/1/39	1,000,000	1,014,150
Industrial Development Authority of Phoenix, Arizona
(Basis School) 144A 5.00% 7/1/45 #	2,000,000	2,004,620

NQ- 425 [5/15] 7/15 (14741)      5

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Kanawha, West Virginia
(West Virginia University Foundation Project)
6.75% 7/1/45	2,500,000	$2,808,350
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation Project)
8.00% 12/15/41	1,500,000	1,725,030
(Southwest Louisiana Charter Academy Foundation
Project) Series A 8.375% 12/15/43	2,500,000	2,942,550
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	2,845,000	3,001,105
Maryland State Economic Development Corporation
Student Housing Revenue
(University of Maryland College Park Projects)
5.75% 6/1/33	1,130,000	1,230,762
Maryland State Health & Higher Educational Facilities
Authority Revenue
(Patterson Park Public Charter School) Series A
6.125% 7/1/45	1,000,000	1,050,880
Massachusetts State Development Finance Agency
Revenue
(Harvard University) Series B-1 5.00% 10/15/20	1,510,000	1,782,193
Massachusetts State Health & Educational Facilities
Authority Revenue
(Springfield College) 5.625% 10/15/40	1,000,000	1,070,840
Michigan Finance Authority Limited Obligation Revenue
(Higher Education Thomas M Cooly) 144A
6.75% 7/1/44 #	3,500,000	3,723,195
(Public School Academy) (Old Redford) Series A
6.50% 12/1/40	900,000	925,065
(Public School Academy) (University Learning)
7.50% 11/1/40	1,000,000	1,091,350
(Public School Academy) (Voyageur) 8.00% 7/15/41	1,250,000	1,149,325
Michigan Public Educational Facilities Authority Revenue
(Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	1,004,093
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	1,028,760
Nevada State Department of Business & Industry
(Somerset Academy)
Series A 5.00% 12/15/35	1,595,000	1,586,850
Series A 5.125% 12/15/45	2,515,000	2,514,925
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	1,500,000	1,663,365

6     NQ- 425 [5/15] 7/15 (14741)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New Jersey State Higher Education Student Assistance
Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	$1,343,237
New York State Dormitory Authority
(Touro College & University System) Series A
5.50% 1/1/44	2,875,000	3,173,137
North Texas Education Finance Revenue
(Uplift Education) Series A 5.25% 12/1/47	2,100,000	2,273,523
Oregon State Facilities Authority Revenue
(Concordia University Project)
Series A 144A 6.125% 9/1/30 #	900,000	961,371
Series A 144A 6.375% 9/1/40 #	500,000	540,830
Pennsylvania State Higher Educational Facilities Authority
Revenue
(Edinboro University Foundation) 5.80% 7/1/30	1,300,000	1,405,781
(Edinboro University) 6.00% 7/1/42	1,000,000	1,054,020
(Foundation Indiana University) Series A 0.834% 7/1/39
(SGI)●	2,400,000	1,925,736
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(1st Philadelphia Preparatory) 7.25% 6/15/43	1,230,000	1,398,645
(Discovery Charter School Project)
5.875% 4/1/32	450,000	475,871
6.25% 4/1/37	200,000	215,032
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,073,610
(Green Woods Charter School) Series A 5.75% 6/15/42	1,600,000	1,658,944
(New Foundation Charter School Project)
6.625% 12/15/41	1,000,000	1,106,520
(Tacony Academy Charter School Project)
7.00% 6/15/43	1,540,000	1,744,081
Phoenix, Arizona Industrial Development Authority
Revenue
(Choice Academies Project)
5.375% 9/1/32	1,000,000	1,045,080
5.625% 9/1/42	600,000	632,988
(Eagle College Preparatory Project) Series A
5.00% 7/1/43	450,000	436,766
(Legacy Traditional Schools Project) Series A 144A
6.75% 7/1/44 #	1,500,000	1,713,915
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,138,780
Pima County, Arizona Industrial Development Authority
Revenue
(Edkey Charter Schools Project) 6.00% 7/1/43	2,000,000	1,965,200

NQ- 425 [5/15] 7/15 (14741)     7

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,005,000	$1,083,470
Provo, Utah Charter School Revenue
(Freedom Academy Foundation Project) 5.50% 6/15/37	810,000	817,760
San Juan, Texas Higher Education Finance Authority
Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40	2,000,000	2,352,760
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	2,560,000	2,453,171
Utah State Charter School Finance Authority Revenue
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,404,191
Wisconsin Public Finance Authority Revenue
(Roseman University Health Sciences Project)
5.75% 4/1/42	2,000,000	1,933,540
Wyoming Community Development Authority Student
Housing Revenue
(CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,140,350
Yonkers, New York Economic Development Corporation
Education Revenue
(Charter School Educational Excellence)
6.25% 10/15/40	595,000	632,818
		146,408,089
Electric Revenue Bonds – 0.43%
California State Department of Water Resources
Series L 5.00% 5/1/17	1,045,000	1,132,393
Long Island, New York Power Authority
Series A 5.00% 9/1/44	1,960,000	2,135,577
Southern Minnesota Municipal Power Agency
Series A 5.25% 1/1/17 (AMBAC)	750,000	804,195
		4,072,165
Healthcare Revenue Bonds – 22.73%
Abag, California Finance Authority for Nonprofit
Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	1,650,000	1,865,803
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	1,247,470
Series A 8.00% 10/1/46	1,500,000	1,867,755

8     NQ- 425 [5/15] 7/15 (14741)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Apple Valley, Minnesota Economic Development Authority
Health Care Revenue
(Augustana Home St. Paul Project) Series A
6.00% 1/1/40	1,000,000	$1,006,200
Arizona Health Facilities Authority
(Phoenix Children’s Hospital) 5.00% 2/1/19	2,545,000	2,842,816
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	940,000	1,020,304
Bexar County, Texas Health Facilities Development
Corporation Revenue
(Army Retirement Residence Project) 5.875% 7/1/30	1,000,000	1,106,600
California Municipal Finance Authority Revenue
(Eisenhower Medical Center) Series A 5.75% 7/1/40	1,000,000	1,093,050
California Statewide Communities Development Authority
Revenue
(BE Group) 144A 7.25% 11/15/41 #	500,000	585,255
(Loma Linda University Medical Center) 5.50% 12/1/54	8,000,000	8,706,800
Camden County, New Jersey Improvement Authority
Revenue
(Cooper Health System Obligation Group)
5.75% 2/15/42	2,500,000	2,832,875
Capital Trust Agency, Florida
(Faulk Senior Services)
6.00% 12/1/24	455,000	456,306
6.50% 12/1/34	500,000	501,400
6.75% 12/1/44	1,000,000	1,011,300
6.75% 12/1/49	1,500,000	1,501,245
(Tuscan Gardens Senior Living Center) Series A
7.00% 4/1/49	5,000,000	4,988,400
Chesterfield County, Virginia Economic Development
Authority Revenue
(1st Mortgage - Brandermill Woods Project)
5.125% 1/1/43	1,030,000	1,057,892
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,500,000	2,966,075
(Christian Living Community Project) Series A
5.75% 1/1/37	1,990,000	2,025,661
(Mental Health Center Denver Project) Series A
5.75% 2/1/44	500,000	561,415
(School Health Systems) Series A 5.00% 1/1/44	1,000,000	1,103,390
Cumberland County, Pennsylvania Municipal Authority
Revenue
(Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	1,658,928

NQ- 425 [5/15] 7/15 (14741)     9

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Cumberland County, Pennsylvania Municipal Authority
Revenue
(Diakon Lutheran Ministries Project)
5.00% 1/1/36	1,000,000	$1,064,770
6.375% 1/1/39	1,000,000	1,154,900
Decatur, Texas Hospital Authority
(Wise Regional Health Systems)
Series A 5.00% 9/1/34	1,000,000	1,057,620
Series A 5.25% 9/1/29	500,000	544,690
Series A 5.25% 9/1/44	2,000,000	2,127,180
Duluth, Minnesota Economic Development Authority
Revenue
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	3,750,000	4,150,537
East Rochester, New York Housing Authority Revenue
(Senior Living - Woodland Village Project) 5.50% 8/1/33	1,200,000	1,218,804
Florida Development Finance
(Tuscan Isle Obligated Group) Series A 144A
7.00% 6/1/45 #	2,000,000	2,047,620
(UF Health - Jacksonville Project) Series A
6.00% 2/1/33	2,375,000	2,647,104
Hanover County, Virginia Economic Development Authority
Residential Care Revenue
(Covenant Woods) Series A 5.00% 7/1/42	1,735,000	1,783,910
Hawaii Pacific Health Special Purpose Revenue
Series A 5.50% 7/1/40	1,250,000	1,391,437
Hawaii State Department of Budget & Finance Special
Purpose Senior Living Revenue
(15 Craigside Project) Series A 9.00% 11/15/44	1,000,000	1,271,690
(Hawaii Pacific Health Obligation) Series A
5.50% 7/1/43	2,990,000	3,382,139
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,073,590
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella at South Waterfront) 5.50% 10/1/49	2,400,000	2,658,000
Illinois Finance Authority Revenue
(Admiral at Lake Project)
Series A 7.625% 5/15/25	1,750,000	1,979,915
Series A 7.75% 5/15/30	500,000	569,855
Series A 8.00% 5/15/40	2,205,000	2,526,754
Series A 8.00% 5/15/46	1,500,000	1,711,755
(Lutheran Home & Services) 5.75% 5/15/46	1,685,000	1,786,319
(Provena Health) Series A 7.75% 8/15/34	1,000,000	1,219,750

10     NQ- 425 [5/15] 7/15 (14741)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Illinois Finance Authority Revenue
(Admiral at Lake Project)
(Rush University Medical Center) Series A
5.00% 11/15/38	3,400,000	$3,734,186
Indiana Finance Authority Revenue
(King’s Daughters Hospital & Health)
5.50% 8/15/40	1,000,000	1,084,300
5.50% 8/15/45	1,000,000	1,082,820
(Marquette Project) 5.00% 3/1/39	1,250,000	1,290,750
Iowa Finance Authority
(Sunrise Retirement Community) 5.75% 9/1/43	2,500,000	2,566,050
Kentucky Economic Development Finance Authority
Hospital Revenue
(Owensboro Medical Health System)
Series A 5.00% 6/1/17	2,525,000	2,721,799
Series A 6.50% 3/1/45	4,965,000	5,656,922
Kentwood, Michigan Economic Development Corporation
Revenue
(Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,320,787
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project)
7.75% 10/1/41	1,750,000	1,997,660
Lake County, Florida Individual Development Revenue
(Cranes View Lodge Project) Series A 7.125% 11/1/42	3,000,000	2,715,900
Lakeland, Florida
(Lakeland Regional Health) 5.00% 11/15/45	5,000,000	5,339,750
Lancaster County, Pennsylvania Hospital Authority
Revenue
(Brethren Village Project) Series A 6.375% 7/1/30	725,000	757,147
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37	1,705,000	1,982,506
Lucas County, Ohio Health Care Facilities Revenue
(Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,079,710
Lucas County, Ohio Improvement
(Lutheran Homes) Series A 7.00% 11/1/45	3,865,000	4,268,467
Maine Health & Higher Educational Facilities Authority
Revenue
(Maine General Medical Center) 6.75% 7/1/41	1,700,000	1,941,485
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center) 5.50% 11/15/42	1,000,000	1,096,270
Maryland State Health & Higher Educational Facilities
Authority Revenue
(Doctors Community Hospital) 5.75% 7/1/38	1,730,000	1,826,101

NQ- 425 [5/15] 7/15 (14741)     11

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,750,000	$2,896,795
Missouri State Health & Educational Facilities Authority
Revenue
(Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,093,900
Montgomery County, Pennsylvania Industrial Development
Authority Revenue
(Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	1,566,802
5.375% 1/1/50	6,250,000	6,351,500
New Hampshire Health & Education Facilities Authority
(Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,567,528
New Jersey Economic Development Authority
(Lions Gate Project) 5.25% 1/1/44	2,000,000	2,087,680
New Jersey Health Care Facilities Financing Authority
Revenue
(Barnabas Health Services) Series A 4.00% 7/1/26	980,000	1,026,824
(St. Joseph’s Healthcare System) 6.625% 7/1/38	860,000	953,164
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,982,339
(Trinitas Hospital Obligation Group) Series A
5.25% 7/1/30	1,240,000	1,313,123
New York State Dormitory Authority
(Orange Regional Medical Center)
5.00% 12/1/40	1,100,000	1,150,237
5.00% 12/1/45	800,000	833,248
New York State Dormitory Authority Revenue Non State
Supported Debt
(Orange Regional Medical Center) 6.25% 12/1/37	5,000,000	5,499,300
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	1,634,365
(First Mortgage - Presbyterian Homes) 5.60% 10/1/36	1,000,000	1,026,470
Northampton County, Pennsylvania Industrial
Development Authority Revenue
(Morningstar Senior Living) 5.00% 7/1/36	2,000,000	2,068,620
Onondaga, New York Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32	1,000,000	1,004,180
5.00% 7/1/16	1,000,000	1,031,150
5.00% 7/1/17	1,945,000	2,045,770
5.125% 7/1/31	1,000,000	1,071,020

12     NQ- 425 [5/15] 7/15 (14741)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Orange County, New York Funding Corporation Assisted
Living Residence Revenue
6.50% 1/1/46	4,000,000	$4,002,080
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34	285,000	325,994
Series A 7.50% 6/1/49	2,920,000	3,377,038
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A 6.25% 10/15/23	1,100,000	1,268,729
Public Finance Authority, Wisconsin
(Rose Villa Project) Series A 5.75% 11/15/44	2,000,000	2,117,340
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,819,725
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Inc.) 6.00% 5/15/47	1,500,000	1,654,815
San Buenaventura, California Revenue
7.50% 12/1/41	4,475,000	5,457,442
South Carolina Jobs - Economic Development Authority
Hospital Revenue
(Palmetto Health) 5.75% 8/1/39	915,000	990,341
Southeastern Ohio Port Authority
(Memorial Health Systems)
5.00% 12/1/43	805,000	814,105
5.50% 12/1/43	1,250,000	1,314,200
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/30	1,420,000	1,759,834
7.125% 11/1/43	2,500,000	3,057,875
St. Johns County, Florida Industrial Development Authority
Revenue
(Presbyterian Retirement) Series A 5.875% 8/1/40	1,000,000	1,106,680
St. Louis Park, Minnesota Health Care Facilities Revenue
(Park Nicollet Health Services) 5.75% 7/1/39	500,000	567,565
St. Paul, Minnesota Housing & Redevelopment Authority
Hospital Revenue
(Health East Project) 6.00% 11/15/30	2,000,000	2,041,380
Suffolk County, New York Economic Development
Corporation Revenue
(Peconic Landing Southland) 6.00% 12/1/40	575,000	627,026
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	500,000	542,940

NQ- 425 [5/15] 7/15 (14741)     13

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Travis County, Texas Health Facilities Development
Corporation Revenue
(Westminister Manor Project) 7.125% 11/1/40	1,000,000	$1,159,170
Vermont Economic Development Authority Revenue
(Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,154,549
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	270,000	291,333
Series A 5.75% 11/1/39	600,000	649,272
Series A 6.00% 5/1/47	920,000	1,002,138
West Virginia Hospital Finance Authority Revenue
(Highland Hospital Obligation Group) 9.125% 10/1/41	7,900,000	8,813,161
Westminster, Maryland
(Lutheran Village Millers Grant)
6.00% 7/1/34	800,000	854,808
Series A 5.00% 7/1/24	1,700,000	1,761,489
Series A 6.125% 7/1/39	750,000	802,785
Series A 6.25% 7/1/44	2,500,000	2,689,950
Wichita, Kansas
(Presbyterian Manors)
Series IV-A 5.625% 5/15/44	1,645,000	1,692,047
Series IV-A 5.625% 5/15/49	1,450,000	1,490,499
		217,248,214
Housing Revenue Bonds – 1.21%
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Affordable Housing) Senior Series A
5.25% 8/15/39	1,200,000	1,304,904
(Caritas Projects)
Senior Series A 5.50% 8/15/47	1,500,000	1,621,080
Senior Series A 6.40% 8/15/45	1,800,000	1,986,138
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	799,635
Series A 5.25% 5/15/49	3,000,000	3,186,630
Williston, North Dakota
(Eagle Crest Apartments LLC Project) 7.75% 9/1/38	2,515,000	2,620,152
		11,518,539
Lease Revenue Bonds – 5.30%
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley and Northern
Nevada Project)
Series A 6.625% 1/1/32	500,000	542,045

14     NQ- 425 [5/15] 7/15 (14741)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley and Northern
Nevada Project)
Series A 6.875% 1/1/42	1,500,000	$1,638,120
(Goodwill Industry Sacramento Valley) 5.25% 1/1/45	1,295,000	1,258,015
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project) 5.875% 11/1/43	1,875,000	2,009,850
Capital Trust Agency, Florida Revenue
(Air Cargo - Aero Miami) Series A 5.35% 7/1/29	920,000	1,012,635
District of Columbia Revenue
(Center of Strategic & International Studies)
6.625% 3/1/41	2,235,000	2,460,780
Industrial Development Authority of Phoenix, Arizona
5.125% 2/1/34	1,000,000	991,620
5.375% 2/1/41	4,000,000	4,013,440
New York Liberty Development
(Class 1-3 World Trade Center) 144A 5.00% 11/15/44 #	5,000,000	5,121,100
(Class 2-3 World Trade Center) 144A 5.375% 11/15/40 #	2,410,000	2,613,500
(Class 3-3 World Trade Center) 144A 7.25% 11/15/44 #	9,600,000	11,566,368
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 5.75% 10/1/31 (AMT)	3,775,000	3,808,371
(Senior Obligation Group) 5.00% 7/1/42 (AMT)	4,000,000	4,235,800
Virginia Public Building Authority
Series B 5.00% 8/1/20	6,970,000	8,145,142
Wise County, Texas
(Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,212,540
		50,629,326
Local General Obligation Bonds – 3.30%
Arlington County, Virginia
Series D 5.00% 8/1/17	1,375,000	1,503,095
Chicago, Illinois
Series 2005D 5.50% 1/1/40	3,000,000	2,991,810
Series 2007E 5.50% 1/1/42	2,150,000	2,135,036
Series 2007F 5.50% 1/1/42	1,250,000	1,241,300
Hennepin County, Minnesota
Series B 5.00% 12/1/17	5,700,000	6,291,375
New York City, New York
Series E 5.00% 8/1/20	3,615,000	4,216,500
Series J 5.00% 8/1/17	3,625,000	3,943,674

NQ- 425 [5/15] 7/15 (14741)     15

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Plano, Texas Independent School District
(School Building) Series A 5.00% 2/15/17	560,000	$601,530
Prince George’s County, Maryland
(Consolidated Public Improvement)
Series B 5.00% 9/15/20	3,190,000	3,762,190
Series C 5.00% 8/1/17	1,775,000	1,939,951
Ramsey County, Minnesota Capital Improvement Plan
Series A 5.00% 2/1/20	2,530,000	2,943,883
		31,570,344
Pre-Refunded Bonds – 2.61%
Brevard County, Florida Health Facilities Authority
Revenue
(Health First Inc. Project) 7.00% 4/1/39-19§	3,500,000	4,243,925
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	900,000	1,106,676
California Municipal Finance Authority Revenue
(Azusa Pacific University Project) Series B
7.75% 4/1/31-21§	1,000,000	1,271,740
Commonwealth of Massachusetts
Series E 5.00% 11/1/23-16 (AMBAC)§	7,390,000	7,856,752
Illinois Finance Authority Revenue
(Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,570,000	4,383,103
Lancaster Redevelopment Agency, California
(Redevelopment Project) 6.875% 8/1/39-19§	285,000	350,661
Maryland State & Local Facilities Loan Capital
Improvement
Second Series 5.00% 8/1/17-16§	1,070,000	1,127,973
New Jersey State Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B
7.50% 12/1/32-19§	1,000,000	1,240,930
University of Arizona Medical Center Hospital Revenue
6.00% 7/1/39-21§	1,500,000	1,866,210
Washington State Health Care Facilities Authority Revenue
(Multicare Health System) Series B
6.00% 8/15/39-19 (ASSURED GTY)§	1,250,000	1,488,850
		24,936,820
Resource Recovery Revenue Bonds – 0.58%
Jefferson County Industrial Development Agency
(Green Bond)
4.75% 1/1/20 (AMT)	545,000	526,197
5.25% 1/1/24 (AMT)	500,000	478,640

16     NQ- 425 [5/15] 7/15 (14741)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Resource Recovery Revenue Bonds (continued)
Mission Economic Development Corporation, Texas
Revenue
(Dallas Clean Energy McCommas)
6.875% 12/1/24 (AMT)	1,000,000	$1,049,000
Orange County, Florida Industrial Development Authority
(Vitag Florida LLC Project) 144A 8.00% 7/1/36 (AMT)#	3,500,000	3,539,585
		5,593,422
Special Tax Revenue Bonds – 7.46%
Allentown, Pennsylvania Neighborhood Improvement Zone
Development Authority Revenue
Series A 5.00% 5/1/42	1,475,000	1,540,239
Anne Arundel County, Maryland Special Obligation
Revenue
(National Business Park - North Project) 6.10% 7/1/40	1,725,000	1,834,883
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated
Series B 5.875% 9/1/39	1,000,000	1,030,670
Brooklyn Arena Local Development, New York Pilot
Revenue
(Barclays Center Project)
6.25% 7/15/40	5,500,000	6,428,620
6.50% 7/15/30	1,175,000	1,389,015
California Statewide Communities Development Authority
Revenue
(Inland Regional Center Project) 5.375% 12/1/37	6,220,000	6,516,445
Celebration Pointe, Florida Community Development
District
5.125% 5/1/45	2,000,000	2,025,960
Dutchess County, New York Local Development
Corporation Revenue
(Anderson Center Services Inc. Project) 6.00% 10/1/30	2,000,000	2,076,420
Farms New Kent, Virginia Community Development
Authority Special Assessment
Series C 5.80% 3/1/36 @‡	1,000,000	250,030
Henderson, Nevada Local Improvement Districts No. T-18
5.30% 9/1/35	465,000	352,777
Howard County, Maryland
(Annapolis Junction Town Center Project)
5.80% 2/15/34	725,000	770,958
6.10% 2/15/44	1,420,000	1,519,144
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) 144A 7.00% 9/15/44 #	3,575,000	3,622,869
(Road Projects) Series A 144A 7.00% 9/15/44 #	2,205,000	2,234,525

NQ- 425 [5/15] 7/15 (14741)     17

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Lancaster Redevelopment Agency, California
(Redevelopment Project) 6.875% 8/1/39	215,000	$248,521
Midtown Miami, Florida Community Development District
(Parking Garage Project) Series A 5.00% 5/1/37	1,240,000	1,304,195
Mosaic District, Virginia Community Development
Authority Revenue
Series A 6.875% 3/1/36	1,500,000	1,718,610
Nampa Development Corporation, Idaho Revenue
144A 5.00% 9/1/31 #	2,940,000	3,193,869
5.90% 3/1/30	2,000,000	2,156,660
Nevada State
5.00% 6/1/17	1,955,000	2,121,996
New Jersey Transportation Trust Fund Authority
(Transportation Program) Series AA 5.00% 6/15/44	2,000,000	2,011,520
(Transportation Systems) Series B
5.50% 12/15/16 (NATL-RE)	2,500,000	2,646,100
New Mexico Finance Authority
(Senior Lien) 4.00% 6/15/16	500,000	519,410
New York City, New York Industrial Development Agency
(Pilot - Queens Baseball Stadium)
5.00% 1/1/22 (AMBAC)	1,000,000	1,045,070
(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,187,920
New York City, New York Industrial Development Agency
Civic Facility Revenue
(YMCA of Greater New York Project) 5.00% 8/1/36	1,870,000	1,917,180
New York City, New York Transitional Finance Authority
Future Tax Secured Revenue
(Sub - Future Tax Secured - Fiscal) Series A-1
5.00% 11/1/19	1,525,000	1,759,240
New York State Dormitory Authority
(Unrefunded - General Purpose) Series E
5.00% 2/15/17	1,000,000	1,073,760
Norco, California Redevelopment Agency Tax Allocation
(Area #1 Project) 6.00% 3/1/36	1,000,000	1,175,110
Northampton County, Pennsylvania Industrial
Development Authority
(Route 33 Project) 7.00% 7/1/32	2,770,000	3,014,951
Overland Park, Kansas Special Obligation Revenue
(Prairiefire-Lionsgate Project) 6.00% 12/15/32	3,000,000	2,990,220
Regional Transportation, Colorado District Revenue
(Denver Transit Partners) 6.00% 1/15/41	1,000,000	1,138,250

18     NQ- 425 [5/15] 7/15 (14741)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	$1,206,672
Roseville Westpark, California Community Facilities District
No. 1
(Public Facilities) 5.25% 9/1/37	600,000	605,502
St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue
(Shoppes at North Village Project)
Series A 5.375% 11/1/24 @	1,000,000	1,000,210
Series A 5.50% 11/1/27 @	500,000	500,120
St. Louis, Missouri Industrial Development Authority Tax
Increment Revenue Improvement
(Grand Center Redevelopment Project) 6.375% 12/1/25	1,200,000	1,262,088
Texas Public Finance Authority
(Assessment - Unemployment Compensation)
5.00% 1/1/17	2,510,000	2,685,625
Winter Garden Village at Fowler Groves Community
Development District, Florida Special Assessment
Revenue
5.65% 5/1/37	875,000	885,614
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Capital Appreciation - Sales Tax Subordinate Lien)
6.07% 6/1/21 ^	405,000	293,985
		71,254,953
State General Obligation Bonds – 3.04%
California State
5.00% 2/1/17	725,000	778,635
Various Purpose 5.00% 10/1/44	2,965,000	3,339,213
Commonwealth of Pennsylvania
First Series 5.00% 11/15/16	6,905,000	7,341,327
Connecticut State
Series E 5.00% 12/15/17	1,040,000	1,113,663
Hawaii State
Series EH 5.00% 8/1/20	5,000,000	5,859,300
Maryland State & Local Facilities Loan
(1st Series) Series A 5.00% 8/1/20	6,000,000	7,058,400
New York State
Series A 5.25% 2/15/24	2,000,000	2,368,540
Washington State
(Various Purposes) Series R-2010A 5.00% 1/1/17	1,140,000	1,219,572
		29,078,650

NQ- 425 [5/15] 7/15 (14741)     19

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds - 8.96%
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41	1,890,000	$2,184,424
Subordinate Lien 6.75% 1/1/41	1,000,000	1,212,520
Central Texas Turnpike System
Series C 5.00% 8/15/42	4,440,000	4,736,681
Foothill-Eastern Transportation Corridor Agency, California
Series A 5.75% 1/15/46	5,000,000	5,799,000
Series A 6.00% 1/15/49	7,690,000	9,060,512
Houston, Texas Airport System Revenue Subordinate Lien
Series A 5.00% 7/1/25 (AMT)	1,000,000	1,127,430
Kentucky Public Transportation Infrastructure Authority
(1st Tier - Downtown Crossing)
Series A 5.75% 7/1/49	3,000,000	3,377,850
Series A 6.00% 7/1/53	1,290,000	1,469,452
Long Beach, California Marina Revenue
5.00% 5/15/40	1,000,000	1,070,440
Maryland State Economic Development Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	1,400,000	1,506,526
Metropolitan Washington D.C. Airports Authority
Series B 5.00% 10/1/16 (AMT)	900,000	953,028
New York State Thruway Authority Revenue
Series A 5.00% 5/1/19	2,765,000	3,126,828
North Texas Tollway Authority Revenue
(Toll 2nd Tier) Series F 5.75% 1/1/38	7,000,000	7,835,170
Pennsylvania Economic Development Financing Authority
(PA Bridges Finco LP) 5.00% 12/31/38	6,160,000	6,626,928
Pennsylvania Turnpike Commission
Series B 5.25% 12/1/39	8,790,000	9,821,243
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.00% 12/1/42	1,970,000	2,312,622
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48	1,000,000	1,131,890
Sacramento County, California Airport System Revenue
(PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,130,630
San Francisco, California City & County Airports
Commission
Series A 5.50% 5/1/27 (AMT)	1,915,000	2,106,270
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1
6.625% 7/1/34	1,090,000	1,268,084

20     NQ- 425 [5/15] 7/15 (14741)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	7,000,000	$8,430,520
7.50% 6/30/33	500,000	616,405
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,905,000	2,308,155
6.875% 12/31/39	4,055,000	4,796,862
7.00% 12/31/38 (AMT)	1,335,000	1,652,276
		85,661,746
Water & Sewer Revenue Bonds – 2.97%
Jefferson County, Alabama Sewer Revenue
(Senior Lien - Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,761,850
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	16,500,000	19,103,370
Series D 7.00% 10/1/51	5,000,000	5,990,100
Metropolitan Water Reclamation District of Greater
Chicago, Illinois
(Capital Improvement) Series C 5.00% 12/1/16	500,000	533,505
		28,388,825
Total Municipal Bonds (cost $875,677,349)		925,356,614

Short-Term Investments – 1.99%
Variable Rate Demand Notes – 1.99%¤
California Infrastructure & Economic Development Bank
Revenue (Los Angeles Museum) Series A
0.03% 9/1/37 (LOC - Wells Fargo Bank N.A.)	4,225,000	4,225,000
Colorado Educational & Cultural Facilities Authority
Revenue (National Jewish Federation) Series D3
0.05% 12/1/37 (LOC - JPMorgan Chase Bank N.A.)	1,385,000	1,385,000
Harris County, Texas Cultural Education Facilities Finance
(Texas Medical Center)
Series A
0.04% 9/1/31 (LOC - JPMorgan Chase Bank N.A.)	1,275,000	1,275,000
Idaho State University Foundation Income Revenue (L.E. &
Thelma Stephens Project)
0.10% 5/1/21 (LOC - Wells Fargo Bank N.A.)	920,000	920,000
Minneapolis-St. Paul, Minnesota Housing &
Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-1
0.06% 11/15/35 (LOC- JPMorgan Chase Bank N.A.)	4,200,000	4,200,000
(Allina Health System) Series B-2
0.04% 11/15/35 (LOC - JPMorgan Chase Bank N.A.)	4,000,000	4,000,000

NQ- 425 [5/15] 7/15 (14741)     21

Schedule of investments
Delaware National High-Yield Municipal Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (continued)
New York City, New York Industrial Development Agency
(American Civil Project)
0.05% 6/1/35 (LOC - JPMorgan Chase Bank N.A.)	600,000	$600,000
New York City, New York Series C 0.05% 10/1/23 (LOC -
JPMorgan Chase Bank N.A.)	1,200,000	1,200,000
Syracuse, New York Industrial Development Agency
(Syracuse University Project) Series A-2
0.05% 12/1/37	1,200,000	1,200,000

Total Short-Term Investments (cost $19,005,000)		19,005,000

Total Value of Securities – 98.82%
(cost $894,682,349)		944,361,614

Receivables and Other Assets Net of Liabilities – 1.18%		11,245,289
Net Assets – 100.00%		$955,606,903

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2015, the aggregate value of Rule 144A securities was $68,477,781, which represents 7.17% of the Fund’s net assets.

@	Illiquid security. At May 31, 2015, the aggregate value of illiquid securities was $1,750,360, which represents 0.18% of the Fund’s net assets.
¤

 Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of May 31, 2015.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
‡	Non-income-producing security. Security is currently in default.
●	Variable rate security. The rate shown is the rate as of May 31, 2015. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

22     NQ- 425 [5/15] 7/15 (14741)

(Unaudited)

Summary of abbreviations:
AGM – Insured by Assured Guaranty Corporation
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
CDFI – Community Development Financial Institutions
LOC – Letter of Credit
N.A. – North America
NATL-RE – Insured by National Public Finance Guarantee Corporation
SGI – Insured by Syncora Guarantee Inc.

NQ- 425 [5/15] 7/15 (14741)     23

Notes
Delaware National High-Yield Municipal Bond Fund	May 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware National High-Yield Municipal Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

24     NQ- 425 [5/15] 7/15 (14741)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2015:

Level 2
Municipal Bonds	$925,356,614
Short-Term Investments	19,005,000

Total	$944,361,614

During the period ended May 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2015 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

NQ- 425 [5/15] 7/15 (14741)     25

Schedule of investments
Delaware Tax-Free California Fund	May 31, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.19%
Corporate Revenue Bonds – 4.59%
Chula Vista Industrial Development Revenue
(San Diego Gas & Electric) Series D 5.875% 1/1/34	1,000,000	$1,168,660
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed Senior Notes) Series A-1 5.75% 6/1/47	2,535,000	2,175,055
(Enhanced Asset-Backed) Series A 5.00% 6/1/29	1,000,000	1,132,270
		4,475,985
Education Revenue Bonds – 15.31%
California Municipal Finance Authority Educational
Revenue
(American Heritage Education Foundation Project)
Series A 5.25% 6/1/36	1,000,000	1,006,120
(Azusa Pacific University) Series B 5.00% 4/1/41	1,000,000	1,068,910
(Julian Charter School Project) Series A 144A 5.625%
3/1/45 #	500,000	500,510
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,387,938
(Touro College & University System) Series A 5.25%
1/1/40	1,000,000	1,099,450
California School Finance Authority
(Alliance College-Ready Public Schools) 144A 5.00%
7/1/45 #	1,000,000	1,058,450
(KIPP Louisiana Projects) Series A 5.125% 7/1/44	1,000,000	1,049,410
(Partnerships to Uplift Communities Valley Project)
Series A 6.75% 8/1/44	1,000,000	1,148,770
(View Park Elementary & Middle Schools) Series A
5.625% 10/1/34	575,000	589,433
California State Educational Facilities Authority
(University of Southern California) Series A 5.00%
10/1/23	1,000,000	1,226,110
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	800,000	945,216
California Statewide Communities Development Authority
Revenue
(Aspire Public Schools Project) 6.00% 7/1/40	1,000,000	1,066,640
(California Baptist University) Series A 6.125% 11/1/33	750,000	848,093
(University of California East Irvine Campus Apartments)
5.375% 5/15/38	1,000,000	1,105,460
Mt. San Antonio Community College District Convertible
Capital Appreciation Election 2008
5.875% 8/1/28 Ω	1,000,000	842,880
		14,943,390

NQ- 329 [5/15] 7/15 (14735)     1

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Electric Revenue Bonds – 5.32%
Anaheim Public Financing Authority Electric System
District Facilities
Series A 5.00% 10/1/25	800,000	$935,960
Imperial Irrigation District Electric System Revenue
Series A 5.25% 11/1/24	500,000	581,090
Series B 5.00% 11/1/36	250,000	276,453
Series C 5.25% 11/1/31	1,175,000	1,353,389
Southern California Public Power Authority Revenue
(Transmission Project) Series A 5.00% 7/1/22	1,000,000	1,121,740
Turlock Irrigation District Revenue
Series A 5.00% 1/1/30	830,000	928,629
		5,197,261
Healthcare Revenue Bonds – 15.80%
Abag Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	850,000	961,171
(Sharp Health Care)
6.25% 8/1/39	1,000,000	1,173,660
Series A 5.00% 8/1/26	300,000	340,098
Series A 5.00% 8/1/27	300,000	338,151
Series A 5.00% 8/1/28	250,000	280,343
California Health Facilities Financing Authority Revenue
(Catholic Health Care West)
Series A 6.00% 7/1/39	855,000	981,001
Series E 5.625% 7/1/25	1,000,000	1,130,070
(Children’s Hospital Los Angeles) Series A 5.00%
11/15/34	1,000,000	1,052,410
(El Camino Hospital) Series A 5.00% 2/1/40	1,000,000	1,106,990
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,148,630
(Sutter Health Care) Series D 5.25% 8/15/31	1,000,000	1,152,910
California Statewide Communities Development Authority
Revenue
(BE Group) 144A 7.25% 11/15/41 #	500,000	585,255
(Covenant Retirement Communities) 5.625% 12/1/36	1,000,000	1,078,410
(Episcopal Communities & Services)
5.00% 5/15/27	500,000	555,855
5.00% 5/15/32	600,000	644,238
(Kaiser Permanente) Series A 5.00% 4/1/19	1,000,000	1,138,510
City of La Verne
(Brethren Hillcrest Homes) 5.00% 5/15/36	750,000	790,335
San Buenaventura Community Memorial Health Systems
7.50% 12/1/41	785,000	957,339
		15,415,376

2     NQ- 329 [5/15] 7/15 (14735)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Housing Revenue Bonds – 4.25%
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects) Series A 6.40% 8/15/45	975,000	$1,075,825
California Statewide Communities Development
Multifamily Housing Authority Revenue
(Silver Ridge Apartments) Series H 5.80% 8/1/33
(FNMA) (AMT) ●	1,000,000	1,002,630
Independent Cities Finance Authority
Series A 5.25% 5/15/44	1,000,000	1,066,180
Santa Clara County Multifamily Housing Authority Revenue
(Rivertown Apartments Project) Series A 5.85% 8/1/31
(AMT)	1,000,000	1,000,640
		4,145,275
Lease Revenue Bonds – 11.75%
Abag Finance Authority for Nonprofit Corporations
(Jackson Laboratory) 5.00% 7/1/37	1,000,000	1,107,310
California Infrastructure & Economic Development Bank
(Infrastructure State Revolving Fund) Series A 5.00%
10/1/29	1,000,000	1,188,360
California Municipal Finance Authority
(Goodwill Industry of Sacramento Valley & Northern
Nevada Project) 5.00% 1/1/35	635,000	616,826
California State Public Works Board Lease Revenue
(California State Prisons Los Angeles) Series C 5.00%
10/1/26	1,000,000	1,177,580
(General Services Buildings 8 & 9) Series A 6.25%
4/1/34	1,000,000	1,175,820
Elsinore Valley Municipal Water District
Series A 5.00% 7/1/24 (BHAC)	1,000,000	1,110,890
Los Angeles County Public Works Financing Authority
Series A 5.00% 12/1/39	1,000,000	1,122,980
San Diego Public Facilities Financing Authority Lease
Revenue
(Master Project) Series A 5.25% 3/1/40	1,000,000	1,115,450
San Jose Financing Authority
(Civic Center Project) Series A 5.00% 6/1/33	1,000,000	1,136,060
San Mateo Joint Powers Financing Authority Lease
Revenue
(Capital Projects) Series A 5.25% 7/15/26	1,000,000	1,148,840
Ventura County Public Financing Authority Revenue
Series A 5.00% 11/1/33	500,000	562,895
		11,463,011

NQ- 329 [5/15] 7/15 (14735)     3

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds – 6.04%
Anaheim School District Capital Appreciation Election
2002
4.58% 8/1/25 (NATL-RE) ^	1,000,000	$685,110
Bonita Unified School District Election 2008
Series B 5.25% 8/1/28	800,000	922,112
Central Unified School District Election 2008
Series A 5.625% 8/1/33 (ASSURED GTY)	1,000,000	1,142,620
Grossmont Union High School District Election 2004
5.00% 8/1/33	1,000,000	1,093,490
Pittsburg Unified School District Financing Authority
Revenue
(Pittsburg Unified School District Building Program)
5.50% 9/1/46 (AGM)	800,000	927,504
Santa Barbara Community College District Election 2008
Series A 5.25% 8/1/33	1,000,000	1,122,490
		5,893,326
Pre-Refunded/Escrowed to Maturity Bonds – 5.08%
Bay Area Toll Authority Bridge Revenue
(San Francisco Bay Area)
Series F-1 5.25% 4/1/23-19 §	1,000,000	1,154,750
Series F-1 5.25% 4/1/27-19 §	800,000	923,800
California State Department of Water Resources
(Center Valley Project) Series AG 5.00% 12/1/28-19 §	740,000	864,971
California State Public Works Board Lease Revenue
(Regents University) Series G 5.00% 12/1/25-21 §	1,380,000	1,661,216
Lancaster Redevelopment Agency
(Combined Redevelopment Project Areas) 6.875%
8/1/39-19 §	285,000	350,661
		4,955,398
Resource Recovery Revenue Bond – 1.18%
South Bayside Waste Management Authority Revenue
(Shoreway Environmental Center) Series A 6.00%
9/1/36	1,000,000	1,156,170
		1,156,170
Special Tax Revenue Bonds – 9.75%
California Statewide Communities Development Authority
Revenue
(Inland Regional Center Project) 5.375% 12/1/37	1,350,000	1,414,341
Commerce Joint Powers Financing Authority Revenue
(Redevelopment Project) Series A 5.00% 8/1/28
(ASSURED GTY)	940,000	941,062

4     NQ- 329 [5/15] 7/15 (14735)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Fremont Community Facilities District No. 1
(Special Tax Pacific Commons) 5.375% 9/1/36	1,000,000	$1,004,390
Glendale Redevelopment Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project) 5.50%
12/1/24	1,000,000	1,046,330
Lancaster Redevelopment Agency
(Combined Redevelopment Project Areas) 6.875%
8/1/39	215,000	248,521
Poway Redevelopment Agency Tax Allocation Revenue
5.75% 6/15/33 (NATL-RE)	270,000	270,524
Rancho Santa Fe Community Services District Financing
Authority Revenue Superior Lien
Series A 5.75% 9/1/30	800,000	906,536
Riverside County Redevelopment Agency Tax Allocation
Housing
Series A 6.00% 10/1/39	1,000,000	1,153,460
Roseville Westpark Special Tax Public Community
Facilities District No. 1
5.25% 9/1/37	500,000	504,585
San Diego Redevelopment Agency Tax Allocation Revenue
(Naval Training Center) Series A 5.75% 9/1/40	1,000,000	1,117,780
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) Series A 5.00%
10/1/29	325,000	352,492
Yucaipa Special Tax Community Facilities District No. 98-1
(Chapman Heights) 5.375% 9/1/30	500,000	559,980
		9,520,001
State General Obligation Bonds – 7.75%
California State
5.00% 8/1/35	1,000,000	1,139,500
5.25% 11/1/40	1,000,000	1,167,880
Various Purposes
5.25% 3/1/30	1,000,000	1,161,490
5.25% 4/1/35	1,000,000	1,146,130
5.50% 4/1/18	1,000,000	1,126,540
6.00% 3/1/33	1,000,000	1,212,950
6.00% 4/1/38	515,000	605,130
		7,559,620
Transportation Revenue Bonds – 7.53%
Bay Area Toll Authority
(San Francisco Bay Area) 5.00% 4/1/27	750,000	886,830

NQ- 329 [5/15] 7/15 (14735)     5

Schedule of investments
Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Long Beach Marina System Revenue
5.00% 5/15/45	1,000,000	$1,066,230
Los Angeles Department of Airports Subordinate
(Los Angeles International Airport) Series B 5.00%
5/15/33	1,000,000	1,138,760
Riverside County Transportation Commission Senior Lien
Series A 5.75% 6/1/44	500,000	567,865
San Diego Redevelopment Agency
(Centre City Redevelopment Project) Series A 6.40%
9/1/25	870,000	874,098
San Francisco Municipal Transportation Agency Revenue
Series B 5.00% 3/1/37	1,500,000	1,670,505
San Jose Airport Revenue
Series B 5.00% 3/1/28	1,000,000	1,148,680
		7,352,968
Water & Sewer Revenue Bonds – 3.84%
California State Department of Water Resources
(Center Valley Project) Series AG 5.00% 12/1/28	75,000	87,284
San Diego Public Facilities Financing Authority Water
Revenue
Subordinate Series A 5.00% 8/1/29	1,000,000	1,153,960
San Francisco City & County Public Utilities Commission
Water Revenue
Series B 5.00% 11/1/26	800,000	921,816
(Water & Sewer Improvement) Subordinate Series A
5.00% 11/1/32	1,015,000	1,164,804
Semitropic Improvement District
(Second Lien) Series A 5.00% 12/1/22 (AGM)	355,000	419,851
		3,747,715
Total Municipal Bonds (cost $88,363,958)		95,825,496

	Number of
	shares
Short-Term Investments – 0.27%
Money Market Instrument – 0.27%
California Municipal Cash Trust	266,674	266,673
Total Short-Term Investments (cost $266,674)		266,673

Total Value of Securities – 98.46%
(cost $88,630,632)		$96,092,169

Receivables and Other Assets Net of Liabilities – 1.54%		1,498,048
Net Assets – 100.00%		$97,590,217

6     NQ- 329 [5/15] 7/15 (14735)

(Unaudited)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2015, the aggregate value of Rule 144A securities was $2,144,215, which represents 2.20% of the Fund’s net assets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of May 31, 2015. Interest rates reset periodically.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
BHAC – Insured by Berkshire Hathaway Assurance Company
FNMA – Federal National Mortgage Association Collateral
NATL-RE – Insured by National Public Finance Guarantee Corporation

NQ- 329 [5/15] 7/15 (14735)     7

Notes
Delaware Tax-Free California Fund	May 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free California Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset values. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

8     NQ- 329 [5/15] 7/15 (14735)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2015:

	Level 1	Level 2	Total
Municipal Bonds	$—	$95,825,496	$95,825,496
Short-Term Investments	266,673	—	266,673
Total	$266,673	$95,825,496	$96,092,169

During the period ended May 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ- 329 [5/15] 7/15 (14735)     9

Schedules of investments
Delaware Tax-Free Idaho Fund	May 31, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.99%
Corporate Revenue Bonds – 5.30%
Nez Perce County Pollution Control Revenue
(Potlatch Project) 6.00% 10/1/24	3,750,000	$3,753,750
Power County Industrial Development Revenue
(FMC project) 6.45% 8/1/32 (AMT)	2,000,000	2,003,920
		5,757,670
Education Revenue Bonds – 11.68%
Boise State University Revenue
Series A Unrefunded 4.25% 4/1/32 (NATL-RE)	675,000	698,267
(General Project)
Series A 4.00% 4/1/37	1,250,000	1,283,837
Series A 5.00% 4/1/26	965,000	1,114,758
Series A 5.00% 4/1/39	1,000,000	1,077,920
Series A 5.00% 4/1/42	1,350,000	1,485,081
Idaho Housing & Finance Association
Series A 5.00% 6/1/50	1,275,000	1,240,091
(North Star Charter School Capital Appreciation Bond)
Series B 144A 5.00% 7/1/49 #^	2,888,155	230,764
(North Star Charter School) Series A 6.75% 7/1/48	529,151	511,488
University of Idaho
Series 2011 5.25% 4/1/41 ●	1,875,000	2,171,700
Series B 4.50% 4/1/41 (AGM) ●	1,100,000	1,182,929
Series B 5.00% 4/1/28	1,000,000	1,127,710
Series B 5.00% 4/1/32	500,000	558,025
		12,682,570
Electric Revenue Bond – 2.03%
Boise-Kuna Irrigation District Revenue
5.00% 6/1/34	2,000,000	2,205,080
		2,205,080
Healthcare Revenue Bonds – 11.68%
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project)
Series A 5.00% 3/1/47	1,500,000	1,610,820
Series A 6.50% 11/1/23	250,000	288,927
Series A 6.75% 11/1/37	1,250,000	1,436,475
(St. Luke’s Regional Medical Center Project) 5.00%
7/1/35 (AGM)	2,500,000	2,736,750
(Trinity Health Center Group)
Series D 4.50% 12/1/37	1,385,000	1,453,100
Series D 5.00% 12/1/32	2,500,000	2,782,075

NQ- 360 [5/15] 7/15 (14733)     1

Schedules of investments
Delaware Tax-Free Idaho Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	2,245,000	$2,374,155
		12,682,302
Housing Revenue Bonds – 2.32%
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series A Class II 4.375% 7/1/32	995,000	1,033,825
Series B Class I 5.00% 7/1/37 (AMT)	435,000	435,248
Series C Class II 4.95% 7/1/31	995,000	1,036,083
Series I-1 Class I 5.45% 1/1/39 (AMT)	15,000	15,090
		2,520,246
Lease Revenue Bonds – 8.25%
Idaho Housing & Finance Association Revenue
(TDF Facilities Project-Recovery Zone)
Series A 6.50% 2/1/26	1,370,000	1,650,740
Series A 7.00% 2/1/36	1,500,000	1,814,115
Idaho State Building Authority Revenue
5.00% 9/1/30	1,375,000	1,567,473
5.00% 9/1/40	1,250,000	1,392,025
(Capitol Mall Parking Project)
Series A 4.50% 9/1/25	455,000	520,170
Series A 4.50% 9/1/26	485,000	547,027
Series A 4.50% 9/1/27	505,000	565,100
(Eastern Idaho Technical College Project) Series B
5.00% 9/1/25	740,000	903,170
		8,959,820
Local General Obligation Bonds – 26.80%
Ada & Canyon Counties Joint School District No. 2
Meridian
4.50% 7/30/22	1,500,000	1,692,345
5.50% 7/30/16	1,305,000	1,382,987
Bonneville Joint School District No. 93
(School Board Guaranteed)
Series A 5.00% 9/15/30	1,515,000	1,728,100
Series A 5.00% 9/15/31	870,000	989,303
Series C 5.00% 9/15/23	370,000	439,131
Canyon County School District No. 131 Nampa
(School Board Guaranteed)
Series B 5.00% 8/15/23	1,295,000	1,555,140
Canyon County School District No. 132 Caldwell
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,898,276

2     NQ- 360 [5/15] 7/15 (14733)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Canyon County School District No. 132 Caldwell
Series A 5.00% 9/15/23 (AGM)	1,810,000	$1,991,815
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
5.00% 9/15/33	1,000,000	1,135,630
Series B 5.00% 9/15/24	1,480,000	1,754,718
Idaho Bond Bank Authority Revenue
Series A 5.00% 9/15/31	1,025,000	1,156,835
Series A 5.00% 9/15/33	1,125,000	1,263,060
Series A Unrefunded 5.00% 9/15/28	890,000	993,916
Series A Unrefunded 5.25% 9/15/26	1,430,000	1,617,087
Series B 5.00% 9/15/30 (NATL-RE)	725,000	763,135
Kootenai County School District No. 271 Coeur D’Alene
(School Board Guaranteed)
Series B 4.00% 9/15/24	540,000	600,226
Series B 4.00% 9/15/25	650,000	716,612
Madison County School District No. 321 Rexburg
(School Board Guaranteed)
Series B 5.00% 8/15/24	1,500,000	1,844,910
Series B 5.00% 8/15/25	1,080,000	1,334,059
Series B 5.00% 8/15/26	710,000	872,945
Twin Falls County School District No. 411 Twin Falls
Series A 4.75% 9/15/37	1,000,000	1,122,870
Twin Falls County School District No. 413 Filer
(School Board Guaranteed) 5.25% 9/15/25	2,000,000	2,238,680
		29,091,780
Pre-Refunded Bonds – 4.95%
Ada & Boise Counties Independent School District Boise City
(School Board Guaranteed) 5.00% 8/1/24-17 (AGM) §	1,500,000	1,637,070
Boise State University
Series A 4.25% 4/1/32-17 (NATL-RE) §	75,000	79,871
Boise-Kuna Irrigation District Revenue
(Arrowrock Hydroelectric Project) 6.30% 6/1/31-18 §	1,000,000	1,154,070
Idaho Bond Bank Authority Revenue
Series A 5.00% 9/15/28-19 §	360,000	410,314
Series A 5.25% 9/15/26-19 §	570,000	654,930
Idaho Health Facilities Authority Revenue
(Trinity Health Center Group) Series B 6.125%
12/1/28-18 §	1,210,000	1,415,930

NQ- 360 [5/15] 7/15 (14733)     3

Schedules of investments
Delaware Tax-Free Idaho Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Puerto Rico Sales Tax Financing Revenue First
Subordinate
Series A 5.50% 8/1/28-19 §	15,000	$17,555
		5,369,740
Special Tax Revenue Bonds – 14.44%
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	591,685
Series A 5.25% 1/1/36	705,000	778,327
Series B-1 5.00% 1/1/42	1,425,000	1,534,981
Idaho Bond Bank Authority Revenue
Series D 5.00% 9/15/23	500,000	597,885
Series D 5.00% 9/15/30	350,000	399,231
Idaho Water Resource Board
(Ground Water Rights Mitigation) Series A 5.00%
9/1/32	3,565,000	3,808,204
Ketchum Urban Renewal Agency Tax Increment Revenue
5.50% 10/15/34	1,500,000	1,581,840
Nampa Development Tax Increment Revenue
144A 5.00% 9/1/31 #	1,000,000	1,086,350
5.90% 3/1/30	3,000,000	3,234,990
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note)
5.00% 10/1/29 (AGM)	1,500,000	1,714,500
Series A 5.00% 10/1/29	325,000	352,492
		15,680,485
Transportation Revenue Bonds – 10.51%
Boise City Airport Revenue
(Air Terminal Facilities Project)
5.75% 9/1/19 (AGM) (AMT)	1,000,000	1,164,630
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,183,030
(Parking Facilities Project) 4.00% 9/1/32	2,180,000	2,255,537
Idaho Housing & Finance Association Grant Anticipated
Revenue
(Federal Highway Trust)
5.00% 7/15/24 (NATL-RE)	2,000,000	2,095,300
Series A 5.25% 7/15/20 (ASSURED GTY)	2,750,000	3,060,997
Series A 5.25% 7/15/25 (ASSURED GTY)	1,500,000	1,650,765
		11,410,259

4     NQ- 360 [5/15] 7/15 (14733)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Water & Sewer Revenue Bond – 1.03%
Idaho Bond Bank Authority Revenue
Series C 5.375% 9/15/38	1,000,000	$1,116,830
		1,116,830
Total Municipal Bonds (cost $101,673,918)		107,476,782

Short-Term Investment – 0.05%
Money Market Mutual Fund – 0.05%
Dreyfus Cash Management Fund	54,125	54,125
Total Short-Term Investment (cost $54,125)		54,125
Total Value of Securities – 99.04%
(cost $101,728,043)		107,530,907

Receivables and Other Assets Net of Liabilities – 0.96%		1,040,797
Net Assets – 100.00%		$108,571,704

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2015, the aggregate value of Rule 144A securities was $1,317,114, which represents 1.21% of the Fund’s net assets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of May 31, 2015. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
NATL-RE – Insured by National Public Finance Guarantee Corporation

NQ- 360 [5/15] 7/15 (14733)     5

Notes
Delaware Tax-Free Idaho Fund	May 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free Idaho Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset values. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

6     NQ- 360 [5/15] 7/15 (14733)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2015:

	Level 1	Level 2	Total
Municipal Bonds	$—	$107,476,782	$107,476,782
Short-Term Investments	54,125	—	54,125
Total	$54,125	$107,476,782	$107,530,907

During the period ended May 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At May 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2015 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

NQ- 360 [5/15] 7/15 (14733)     7

Schedule of investments
Delaware Tax-Free New York Fund	May 31, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.57%
Corporate Revenue Bonds - 8.20%
Build NYC Resource
(Pratt Paper Income Project) 144A
5.00% 1/1/35 (AMT) #	750,000	$802,125
New York City Industrial Development Agency Special
Facilities Revenue
(American Airlines - JFK International Airport)
7.75% 8/1/31 (AMT) •	250,000	269,830
New York Liberty Development Revenue
(Second Priority - Bank of America Tower)
Class 2 5.625% 7/15/47	500,000	563,970
Class 3 6.375% 7/15/49	865,000	984,015
Niagara Area Development Revenue
(Covanta Energy Project) Series B 144A
4.00% 11/1/24 #	1,060,000	1,076,377
Suffolk County Industrial Development Agency Revenue
(Keyspan-Port Jefferson Energy Center)
5.25% 6/1/27 (AMT)	250,000	251,063
Suffolk Tobacco Asset Securitization
Series B 5.25% 6/1/37	700,000	759,227
Tobacco Settlement Financing Authority Revenue
(Asset-Backed) Series B 5.00% 6/1/21	500,000	523,495
TSASC Revenue
(Asset-Backed)
Series 1 5.00% 6/1/34	500,000	466,730
Series 1 5.125% 6/1/42	1,050,000	925,355
		6,622,187
Education Revenue Bonds - 25.41%
Albany Industrial Development Agency Civic Facilities
Revenue
(Brighter Choice Charter School) Series A
5.00% 4/1/37	250,000	207,825
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing)
6.00% 10/1/31	525,000	616,213
(Medaille College Project) 5.25% 4/1/35	440,000	443,538
Build NYC Resource
5.50% 11/1/44	1,100,000	1,178,584
(Bronx Charter School for Excellence)
5.00% 4/1/33	500,000	532,520
5.50% 4/1/43	500,000	548,125
(Packer Collegiate Institution) 5.00% 6/1/40	750,000	828,270
Dutchess County Local Development
(Marist College Project) Series A 5.00% 7/1/19	760,000	861,224

NQ- 401 [5/15] 7/15 (14740)     1

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Madison County Capital Resource Revenue
(Colgate University Project) Series A 5.00% 7/1/28	400,000	$457,264
Monroe County Industrial Development Revenue
(Nazareth College Rochester Project)
5.00% 10/1/22	340,000	385,859
5.00% 10/1/23	470,000	536,087
5.25% 10/1/31	500,000	537,850
5.50% 10/1/41	500,000	540,145
(St. John Fisher College) Series A 5.50% 6/1/39	300,000	332,553
New York City Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/31	500,000	551,900
New York State Dormitory Authority
(Barnard College) Series A 5.00% 7/1/35	400,000	458,680
(Brooklyn Law School) 5.75% 7/1/33	340,000	381,354
(Cornell University) Series A 5.00% 7/1/34	170,000	192,969
(Fordham University) 5.00% 7/1/44	650,000	723,183
(Manhattan Marymount) 5.00% 7/1/24	350,000	382,449
(Mt. Sinai School of Medicine)
5.00% 7/1/19	500,000	567,870
5.125% 7/1/39	500,000	551,520
(New York University) Series A 5.25% 7/1/34	500,000	566,965
(Pratt Institute) Series A 5.00% 7/1/34	1,000,000	1,121,680
(Rockefeller University) Series A 5.00% 7/1/27	250,000	285,343
(Skidmore College) Series A 5.00% 7/1/21	325,000	375,193
(Teachers College) 5.50% 3/1/39	250,000	277,745
(Touro College and University) Series A 5.50% 1/1/44	1,000,000	1,103,700
(University of Rochester)
Series A 5.125% 7/1/39	250,000	281,100
Series A-2 4.375% 7/1/20	175,000	181,816
Onondaga Civic Development Revenue
(Le Moyne College Project) 5.20% 7/1/29	500,000	531,385
Onondaga County Trust for Cultural Research Revenue
(Syracuse University Project) Series B 5.00% 12/1/19	350,000	405,433
Otsego County Capital Resource
(Hartwick College) Series A 5.00% 10/1/45	1,000,000	1,070,810
St. Lawrence County Industrial Development Agency Civic
Facility Revenue
(St. Lawrence University) Series A 5.00% 10/1/16	500,000	529,320
Suffolk County Industrial Development Agency Civic
Facility Revenue
(New York Institute of Technology Project)
5.00% 3/1/26	600,000	605,820

2     NQ- 401 [5/15] 7/15 (14740)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Troy Capital Resource Revenue
(Rensselaer Polytechnic) Series B 5.00% 9/1/18	165,000	$183,516
Troy Industrial Development Authority
(Rensselaer Polytechnic) Series E 5.20% 4/1/37	500,000	548,885
Yonkers Economic Development Education Revenue
(Charter School Educational Excellence) Series A
6.25% 10/15/40	600,000	638,136
		20,522,829
Electric Revenue Bonds - 2.54%
Long Island Power Authority Electric System Revenue
Series A 5.00% 9/1/44	750,000	817,185
Series A 5.75% 4/1/39	350,000	394,562
Series B 5.75% 4/1/33	250,000	283,035
New York State Power Authority Revenue
Series A 5.00% 11/15/38	500,000	558,800
		2,053,582
Healthcare Revenue Bonds - 19.12%
Buffalo & Erie County Industrial Land Development
(Catholic Health System Obligation) 5.25% 7/1/35	250,000	281,137
Dutchess County Local Development
Series A 5.00% 7/1/34	350,000	381,591
Series A 5.00% 7/1/44	1,000,000	1,076,720
East Rochester Housing Authority Revenue
(Senior Living-Woodland Village Project) 5.50% 8/1/33	500,000	507,835
Monroe County Industrial Development Insured
(Rochester General Hospital)
Series A 5.00% 12/1/27	330,000	365,868
Series A 5.00% 12/1/28	655,000	722,354
(University Hospital of Rochester Project)
5.50% 8/15/40 (FHA)	585,000	676,190
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island)
5.00% 7/1/29	375,000	419,543
5.00% 7/1/33	725,000	799,218
New York City Health & Hospital Revenue
(Health System) Series A 5.00% 2/15/30	500,000	551,230
New York Dormitory Authority Revenue Non-State
Supported Debt
(Memorial Sloan-Kettering)
Series 1 5.00% 7/1/23	600,000	709,176
Series 1 5.00% 7/1/35	225,000	234,344
Subordinate Series A2 5.00% 7/1/26	500,000	556,735

NQ- 401 [5/15] 7/15 (14740)     3

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York Dormitory Authority Revenue Non-State
Supported Debt
(Memorial Sloan-Kettering)
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	$673,686
(North Shore Long Island Jewish Group)
Series A 5.00% 5/1/41	500,000	543,270
Series A 5.50% 5/1/37	500,000	554,120
(Orange Regional Medical Center)
5.00% 12/1/45	700,000	729,092
6.125% 12/1/29	540,000	597,364
6.25% 12/1/37	250,000	274,965
Onondaga Civic Development Revenue
(St. Joseph’s Hospital Health Center)
4.50% 7/1/32	365,000	366,526
5.00% 7/1/42	750,000	772,057
5.125% 7/1/31	500,000	535,510
Orange County Funding Assisted Living Residence
Revenue
6.50% 1/1/46	500,000	500,260
Saratoga County
(Saratoga Hospital Project) Series A 5.00% 12/1/26	500,000	574,610
Southold Local Development
(Peconic Landing Project) 5.00% 12/1/45	750,000	784,943
Suffolk County Economic Development Revenue
(Catholic Health Services) 5.00% 7/1/28	500,000	542,790
(Peconic Landing Southhold) 6.00% 12/1/40	650,000	708,812
		15,439,946
Housing Revenue Bond - 0.45%
New York Mortgage Agency Revenue
44th Series 4.35% 10/1/24 (AMT)	345,000	361,332
		361,332
Lease Revenue Bonds - 8.82%
Erie County Industrial Development Agency School Facility
Revenue
(Buffalo City School District) Series A 5.25% 5/1/25	500,000	564,160
Hudson Yards Infrastructure Revenue
Series A 5.75% 2/15/47	1,000,000	1,142,670
New York City Industrial Development Agency
(New York Stock Exchange Project) Series A
5.00% 5/1/18	350,000	386,274
(Senior Trips)
Series A 5.00% 7/1/22 (AMT)	1,085,000	1,204,686

4     NQ- 401 [5/15] 7/15 (14740)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York City Industrial Development Agency
(Senior Trips)
Series A 5.00% 7/1/28 (AMT)	1,500,000	$1,645,155
New York Liberty Development
(World Trade Center Project)
5.00% 11/15/31	500,000	565,225
144A 5.00% 11/15/44 #	500,000	512,110
144A 5.375% 11/15/40 #	500,000	542,220
United Nations Development Revenue
Series A 5.00% 7/1/26	500,000	560,170
		7,122,670
Local General Obligation Bonds - 6.40%
New York City
Fiscal 2014 Subordinate Series D-1 5.00% 8/1/31	1,000,000	1,138,520
Series B 5.00% 8/1/27	500,000	577,420
Series G 5.00% 8/1/22	500,000	595,880
Subordinate Series A-1 5.00% 10/1/27	500,000	578,875
Subordinate Series C-1 5.00% 10/1/19	500,000	550,165
Subordinate Series I-1 5.375% 4/1/36	500,000	568,050
New York Dormitory Authority Revenue Non-State
Supported Debt
(School Districts Financing Program)
Series A 5.00% 10/1/23	500,000	585,785
Series A 5.00% 10/1/25 (AGM)	500,000	575,580
		5,170,275
Pre-Refunded Bonds - 2.33%
Albany Industrial Development Agency Civic Facilities
Revenue
(St. Peter’s Hospital Project) Series A
5.25% 11/15/32-17 §	800,000	884,056
New York City Transitional Finance Authority
(Future Tax Secured) Subordinated Series B
5.00% 11/1/18-17 §	335,000	362,470
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue
Series Y 5.50% 7/1/36-16 §	475,000	501,372
Triborough Bridge & Tunnel Authority
Series C 5.00% 11/15/24-18 §	120,000	135,862
		1,883,760

NQ- 401 [5/15] 7/15 (14740)     5

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Resource Recovery Revenue Bond - 0.44%
Jefferson County Industrial Development Agency
(Green Bond) 5.25% 1/1/24 (AMT)	370,000	$354,194
		354,194
Special Tax Revenue Bonds - 13.64%
Brooklyn Arena Local Development
(Barclays Center Project)
6.25% 7/15/40	500,000	584,420
6.375% 7/15/43	500,000	585,730
6.50% 7/15/30	500,000	591,070
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	240,000	264,962
Metropolitan Transportation Authority Revenue
(Dedicated Tax Fund) Series B 5.00% 11/15/34	500,000	567,570
New York City Industrial Development Agency Civic
Facility Revenue
(YMCA of Greater New York Project) 5.00% 8/1/36	600,000	615,138
New York City Transitional Finance Authority Revenue
(Building Aid)
Fiscal 2015 Series S-1 5.00% 7/15/43	1,000,000	1,118,630
Subordinate Series S-1 5.25% 7/15/37	1,000,000	1,133,130
(Future Tax Secured)
Fiscal 2011 5.00% 2/1/26	250,000	288,845
Fiscal 2011 5.25% 2/1/29	500,000	584,495
Subordinate Series 5.00% 11/1/18	165,000	178,726
Subordinate Series A-1 5.00% 11/1/42	750,000	835,770
Subordinate Series B-1 5.00% 11/1/40	750,000	842,587
Subordinate Series C 5.25% 11/1/25	500,000	595,600
New York Dormitory Authority State Supported Debt
Revenue
(Consolidated Services Contract) 5.00% 7/1/17 (AGM)	500,000	542,325
New York Environmental Facilities
Series A 5.25% 12/15/19	350,000	408,583
New York State Dormitory Authority General Purpose
Series C 5.00% 3/15/34	500,000	564,745
Sales Tax Asset Receivable
Fiscal 2015 Series A 5.00% 10/15/22	500,000	607,580
Virgin Islands Public Finance Authority Revenue
(Matching Fund Loan Note - Senior Lien) Series A
5.00% 10/1/29	100,000	108,459
		11,018,365

6     NQ- 401 [5/15] 7/15 (14740)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
State General Obligation Bonds - 0.85%
New York City
Series E 5.00% 8/1/28	125,000	$142,945
New York State
Series A 5.00% 3/1/38	500,000	546,615
		689,560
Transportation Revenue Bonds - 8.32%
Metropolitan Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	200,000	235,760
Series C 5.00% 11/15/32	500,000	563,765
Series D 5.00% 11/15/32	500,000	563,765
Series D 5.25% 11/15/27	500,000	577,825
Series F 5.00% 11/15/15	150,000	153,396
New York State Thruway Authority General Revenue
Series I 5.00% 1/1/32	700,000	788,242
New York State Thruway Authority Revenue
Series H 5.00% 1/1/30 (NATL-RE)	750,000	814,403
Niagara Frontier Transportation Authority
(Buffalo Niagara International Airport) Series A
5.00% 4/1/29 (AMT)	350,000	386,243
Port Authority of New York & New Jersey
(Consolidated Series 186) 5.00% 10/15/22 (AMT)	750,000	883,425
(Consolidated-One Hundred Fifty-Third) 5.00% 7/15/35	250,000	275,990
(JFK International Air Terminal)
6.00% 12/1/42	700,000	821,744
6.50% 12/1/28	550,000	565,515
Triborough Bridge & Tunnel Authority
Series C 5.00% 11/15/24	80,000	90,014
		6,720,087
Water & Sewer Revenue Bonds - 2.05%
New York City Municipal Water Finance Authority Water &
Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	200,000	226,808
Series FF-2 5.50% 6/15/40	250,000	287,910
(Second General Resolution) Fiscal 2012 Series BB
5.25% 6/15/44	500,000	563,385
New York State Environmental Facilities Revenue Clean
Water & Drinking Revolving Funds
5.00% 6/15/30	500,000	575,710
		1,653,813

Total Municipal Bonds (cost $74,790,714)		79,612,600

NQ- 401 [5/15] 7/15 (14740)     7

Schedule of investments
Delaware Tax-Free New York Fund (Unaudited)

Total Value of Securities – 98.57%
(cost $74,790,714)	$79,612,600

Receivables and Other Assets Net of Liabilities – 1.43%	1,153,875
Net Assets – 100.00%	$80,766,475

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2015, the aggregate value of Rule 144A securities was $2,932,832, which represents 3.63% of the Fund’s net assets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of May 31, 2015. Interest rates reset periodically.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
NATL-RE – Insured by National Public Finance Guarantee Corporation

8     NQ- 401 [5/15] 7/15 (14740)

Notes
Delaware Tax-Free New York Fund	May 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds – Delaware Tax-Free New York Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ- 401 [5/15] 7/15 (14740)     9

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2015:

Level 2
Municipal Bonds	$79,612,600

During the period ended May 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At May 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2015 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

10     NQ- 401 [5/15] 7/15 (14740)

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: